Annual Total Returns- Vanguard SP Mid-Cap 400 Index Fund (ETF) [BarChart] - ETF - Vanguard SP Mid-Cap 400 Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(1.89%)	17.74%	33.30%	9.64%	(2.30%)	20.56%	16.10%	(11.20%)	26.11%